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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2004

                 Check here if Amendment [ ]; Amendment Number:
        This Amendment (check only one.)         [ ] is a restatement.
                                                 [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          NAME: CORUS BANKSHARES, INC.
                          ADDRESS: 3959 N. LINCOLN AVE.
                                CHICAGO, IL 60613

                         Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.




Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael E. Dulberg
Title:      Senior Vice President and Chief Accounting Officer
Phone:      773-832-3473

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg               Chicago, IL               July 30, 2004

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      30

Form 13F Information Table Value Total:      $ 208,081
                                             (thousands)

List of Other Included Managers:             None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



None
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                           FORM 13F INFORMATION TABLE

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                                                            VALUE    SHRS OR    SH/   PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT    PRN   CALL   DISCRETION MANAGERS   SOLE  SHARED NONE
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
AMCORE FINL INC                 COMMON SHARES   023912108    4,298    142,500   SH             SOLE               142,500
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AMSOUTH BANCORPORATION          COMMON SHARES   032165102   11,869    466,015   SH             SOLE               466,015
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ASSOCIATED BANC CORP            COMMON SHARES   045487105    3,591    121,179   SH             SOLE               121,179
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BB&T CORP                       COMMON SHARES   054937107    1,247     33,736   SH             SOLE                33,736
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BANK OF AMERICA CORPORATION     COMMON SHARES   060505104   28,373    335,297   SH             SOLE               335,297
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BANK NEW YORK INC               COMMON SHARES   064057102    2,948    100,000   SH             SOLE               100,000
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BANK ONE CORP                   COMMON SHARES   06423A103    7,023    137,700   SH             SOLE               137,700
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BANKNORTH GROUP INC NEW         COMMON SHARES   06646R107    2,923     90,000   SH             SOLE                90,000
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CHARTER ONE FINL INC            COMMON SHARES   160903100   14,960    338,536   SH             SOLE               338,536
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CITIGROUP INC                   COMMON SHARES   172967101   10,462    225,000   SH             SOLE               225,000
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CITY NATL CORP                  COMMON SHARES   178566105    5,519     84,000   SH             SOLE                84,000
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COMERICA INC                    COMMON SHARES   200340107   18,621    339,300   SH             SOLE               339,300
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COMMERCE BANCSHARES INC         COMMON SHARES   200525103    1,309     28,491   SH             SOLE                28,491
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COMPASS BANCSHARES INC          COMMON SHARES   20449H109    4,676    108,750   SH             SOLE               108,750
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1ST SOURCE CORP                 COMMON SHARES   336901103      472     18,992   SH             SOLE                18,992
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FREMONT GEN CORP                COMMON SHARES   357288109    8,287    469,500   SH             SOLE               469,500
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HIBERNIA CORP                   COMMON SHARES   428656102    3,747    154,200   SH             SOLE               154,200
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JP MORGAN CHASE & CO            COMMON SHARES   46625H100   12,371    319,100   SH             SOLE               319,100
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MAF BANCORP INC                 COMMON SHARES   55261R108   12,017    281,550   SH             SOLE               281,550
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MELLON FINL CORP                COMMON SHARES   58551A108    2,933    100,000   SH             SOLE               100,000
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MERCANTILE BANKSHARES CORP      COMMON SHARES   587405101    2,739     58,500   SH             SOLE                58,500
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MERRILL LYNCH & CO INC          COMMON SHARES   590188108    7,125    132,000   SH             SOLE               132,000
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MORGAN STANLEY DEAN WITTER&CO   COMMON SHARES   617446448    4,327     82,000   SH             SOLE                82,000
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NATIONAL CITY CORP              COMMON SHARES   635405103    2,609     74,520   SH             SOLE                74,520
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PROVIDENT BANCSHARES CORP       COMMON SHARES   743859100    1,262     43,757   SH             SOLE                43,757
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SOUTHTRUST CORP                 COMMON SHARES   844730101    7,603    195,900   SH             SOLE               195,900
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SUNTRUST BKS INC                COMMON SHARES   867914103    3,120     48,000   SH             SOLE                48,000
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U S BANCORP DEL                 COMMON SHARES   902973304    7,410    268,870   SH             SOLE               268,870
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UNION PLANTERS CORP             COMMON SHARES   908068109    4,279    143,554   SH             SOLE               143,554
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WACHOVIA CORP 2ND NEW           COMMON SHARES   929903102    9,961    223,840   SH             SOLE               223,840
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